Statements of Stockholders' Equity (Deficiency) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Additional Capital [Member]	Retained Earnings [Member]	Total
Balance, May 31 at May. 31, 2009	$ 41,943	$ 5,682,910	$ 2,924	$ (5,614,354)	$ 113,424
Balance, May 31 (in Shares) at May. 31, 2009	41,943,157
Common stock issued for cash	5,100	504,900			510,000
Common stock issued for cash (in Shares)	5,100,000
Repurchase & retirement of common shares from majority shareholder	(13,451)	(249,049)			(262,500)
Repurchase & retirement of common shares from majority shareholder (in Shares)	(13,451,461)
Stock based compensation		106,073			106,073
Net income (loss) for the year				(546,213)	(546,213)
Foreign currency translation adjustment			(2,635)		(2,635)
Balance, May 31 at May. 31, 2010	33,592	6,044,834	290	(6,160,567)	(81,851)
Balance, May 31 (in Shares) at May. 31, 2010	33,591,696
Common stock issued for cash	4,375	520,625			525,000
Common stock issued for cash (in Shares)	4,375,002
Stock based compensation		319,658			319,658
Exercise of stock options	1,250	(1,250)
Net income (loss) for the year				(744,680)	(744,680)
Foreign currency translation adjustment			1,031		1,031
Balance, May 31 at May. 31, 2011	$ 39,217	$ 6,883,867	$ 1,321	$ (6,905,247)	$ 19,158
Balance, May 31 (in Shares) at May. 31, 2011	39,216,698